RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the three months ended March 31, 2014 and 2013, the amount of sales to common or related parties as well as the purchases from and rent expense paid to these common or related parties were as follows:

	2014	2013
Sales	$414	$246
Purchases	1,172	3,124
Rent	145	171

For the years ended December 31, 2011, 2012 and 2013, the amount of sales to common or related parties as well as the purchases from and rent expense paid to these common or related parties are as follows:

	Years ended December 31,
	2011	2012	2013
Sales	$2,704	$1,689	$1,188
Purchases	610	3,668	10,292
Rent	158	288	671